REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2020 and 2019 are detailed below:

Repo Transactions:

Book Value
December 31, 2020	—
December 31, 2019	435,401

Reverse Repo Transactions:

Book Value
December 31, 2020	22,354,735
December 31, 2019	—